Equity (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended				9 Months Ended		12 Months Ended			9 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Sep. 30, 2012 Additional Paid-in Capital	Dec. 31, 2009 Additional Paid-in Capital	Dec. 31, 2008 Additional Paid-in Capital	Sep. 30, 2012 Accumulated Deficit	Sep. 30, 2011 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit	Sep. 30, 2012 Accumulated Other Comprehensive Loss	Sep. 30, 2011 Accumulated Other Comprehensive Loss	Dec. 31, 2009 Accumulated Other Comprehensive Loss	Dec. 31, 2008 Accumulated Other Comprehensive Loss	Sep. 30, 2012 Non controlling Interests	Sep. 30, 2011 Non controlling Interests	Dec. 31, 2011 Non controlling Interests
Changes in shareholders equity that are attributable to shareholders and non controlling interests
Balances			$ 93,187	$ 146,739	$ 146,739	$ 173,991	$ 188,451	$ 248,794	$ 248,794	$ 214,294	$ 248,794	$ 248,794	$ (109,666)	$ (87,276)	$ (87,276)	$ (58,165)	$ (39,592)	$ (11,827)	$ (14,779)	$ (16,638)	$ (20,751)	$ 386
Dividend declared				(34,500)	(34,500)			(34,500)	(34,500)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)						(22,590)	(14,341)	(22,390)	(29,111)	(18,573)					568	297	451
Unrealized gain on cash flow hedge, net of tax			2,887	5,254														2,887	5,254
Cash distributions to non controlling interests			(571)	(291)	(451)																	(571)	(291)	(451)
Consolidation of Emergent Group non controlling interests				379	379																		379	379
Contributions from new members to non controlling interests				7	7																		7	7
Balances	$ 73,481	$ 103,544	$ 73,481	$ 103,544	$ 93,187	$ 146,739	$ 173,991	$ 214,294	$ 214,294	$ 214,294	$ 248,794	$ 248,794	$ (132,256)	$ (101,617)	$ (109,666)	$ (87,276)	$ (58,165)	$ (8,940)	$ (9,525)	$ (16,638)	$ (20,751)	$ 383	$ 392	$ 386